Revenue - Deferred revenue balances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred revenue from contracts with customers
Upfront franchise fees	¥ 420,421	¥ 319,537
Advances from sales of hotel supplies and other products	238,739	92,144
Loyalty program	44,787	36,877
Others	71,574	32,279
Deferred revenue	775,521	480,837
Recognized revenues which were included in deferred revenue	¥ 170,085	¥ 170,768	¥ 160,633